UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 8.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M2, 7.83%, (30-day SOFR Average + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,833,364
Government National Mortgage Association, Series 2023-115, Class AL, 6.00%, 8/20/53	1,000	982,606
Total Collateralized Mortgage Obligations (identified cost $2,699,742)		$ 2,815,970

Foreign Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.9%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 275,472
Total Foreign Corporate Bonds (identified cost $280,990)			$ 275,472

Sovereign Government Bonds — 53.1%
Security	Principal Amount (000's omitted)		Value
China — 2.5%
China Government Bonds:
2.67%, 11/25/33	CNY	3,000	$ 425,155
3.00%, 10/15/53	CNY	2,500	378,390
			$ 803,545
Colombia — 1.8%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	804,400	$ 142,773
9.25%, 5/28/42	COP	2,040,500	445,138
			$ 587,911
Czech Republic — 5.1%
Czech Republic Government Bonds:
4.50%, 11/11/32	CZK	12,330	$ 530,464
4.90%, 4/14/34	CZK	24,620	1,092,635
			$ 1,623,099
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 5.2%
Dominican Republic Bonds:
8.00%, 1/15/27(3)	DOP	3,970	$ 63,288
8.00%, 2/12/27(3)	DOP	20,150	321,434
11.25%, 9/15/35(1)	DOP	8,000	144,494
12.00%, 8/8/25(1)	DOP	10,500	182,752
13.00%, 6/10/34(3)	DOP	25,400	519,938
13.625%, 2/3/33(1)	DOP	8,000	163,415
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	14,488
13.00%, 12/5/25(1)	DOP	8,440	148,327
13.00%, 1/30/26(1)	DOP	6,240	110,086
			$ 1,668,222
Germany — 4.7%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	1,500	$ 1,501,987
			$ 1,501,987
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	8,072	$ 24,120
			$ 24,120
Hungary — 1.4%
Hungary Government Bonds:
4.00%, 4/28/51	HUF	37,210	$ 65,261
4.75%, 11/24/32	HUF	167,540	388,577
			$ 453,838
Iceland — 7.5%
Republic of Iceland:
4.50%, 2/17/42	ISK	184,453	$ 1,048,310
5.00%, 11/15/28	ISK	3,916	25,041
7.00%, 9/17/35	ISK	15,871	113,339
8.00%, 6/12/25	ISK	172,866	1,217,506
			$ 2,404,196
Indonesia — 5.9%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	1,053,000	$ 62,368
7.125%, 6/15/42	IDR	1,472,000	89,538
7.125%, 6/15/43	IDR	27,958,000	1,714,078
7.375%, 5/15/48	IDR	529,000	33,300
			$ 1,899,284

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 1.6%
Paraguay Government Bonds, 7.90%, 2/9/31(1)	PYG	3,731,000	$ 515,341
			$ 515,341
Peru — 1.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	119	$ 27,338
6.714%, 2/12/55	PEN	1,820	440,394
7.30%, 8/12/33(1)(3)	PEN	554	148,320
			$ 616,052
Philippines — 1.7%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	34,000	$ 553,481
			$ 553,481
Serbia — 9.0%
Serbia Treasury Bonds:
5.875%, 2/8/28	RSD	161,760	$ 1,521,194
7.00%, 10/26/31	RSD	138,300	1,347,899
			$ 2,869,093
South Korea — 1.6%
Korea Treasury Bonds, 4.00%, 12/10/31	KRW	692,140	$ 515,290
			$ 515,290
Ukraine — 0.1%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	110	$ 2,197
19.19%, 9/30/26	UAH	682	13,376
			$ 15,573
Uruguay — 3.0%
Uruguay Government Bonds:
3.875%, 7/2/40(4)	UYU	10,132	$ 285,711
8.25%, 5/21/31	UYU	433	10,781
9.75%, 7/20/33	UYU	24,908	677,558
			$ 974,050
Total Sovereign Government Bonds (identified cost $18,039,930)			$17,025,082

U.S. Government Agency Mortgage-Backed Securities — 11.1%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with maturity at 2052	$913	$ 867,671
5.224%, (COF + 1.791%), with maturity at 2035(5)	88	86,203
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(6)	2,700	2,622,480
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,444,068)		$ 3,576,354

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(7)	$347	$ 305,971
Total U.S. Treasury Obligations (identified cost $332,444)		$ 305,971

Short-Term Investments — 36.9%
Affiliated Fund — 9.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(8)	3,109,163	$ 3,109,163
Total Affiliated Fund (identified cost $3,109,163)		$ 3,109,163

Repurchase Agreements — 3.6%
Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 22,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $1,057,533(9)	MXN	19,834	$ 1,157,803
Total Repurchase Agreements (identified cost $1,178,564)			$ 1,157,803

U.S. Treasury Obligations — 23.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(10)	$1,481	$ 1,479,263

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 5/30/24(10)	$1,000	$ 995,755
0.00%, 6/13/24	1,300	1,291,833
0.00%, 6/20/24(10)	1,250	1,240,851
0.00%, 7/11/24(10)	1,836	2,573,054
Total U.S. Treasury Obligations (identified cost $7,581,067)		$ 7,580,756
Total Short-Term Investments (identified cost $11,868,794)		$11,847,722

Total Purchased Options — 0.1% (identified cost $106,031)	$ 36,321
Total Investments — 111.8% (identified cost $36,771,999)	$35,882,892
Total Written Options and Swaptions — (0.2)% (premiums received $42,055)	$ (62,129)
Securities Sold Short — (3.2)%
Sovereign Government Bonds — (3.2)%
Security	Principal Amount (000's omitted)		Value
Mexico — (3.2)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(22,000)	$ (1,042,123)
Total Sovereign Government Bonds (proceeds $1,115,274)			$(1,042,123)
Total Securities Sold Short (proceeds $1,115,274)			$(1,042,123)

Other Assets, Less Liabilities — (8.4)%	$ (2,696,242)
Net Assets — 100.0%	$32,082,398
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $3,246,099 or 10.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $2,569,455 or 8.0% of the Portfolio's net assets.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(6)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(9)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	1,120,000	BRL	5.01	6/11/24	$ 2,394
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	950,000	BRL	5.01	6/11/24	2,045
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	8,922
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	4,867
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	4,144

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Citibank, N.A.	USD	700,000	MXN	17.02	5/17/24	$ 4,252
Put USD vs. Call MXN	Standard Chartered Bank	USD	1,050,000	MXN	16.74	6/20/24	4,395
Put USD vs. Call MXN	Standard Chartered Bank	USD	350,000	MXN	16.82	7/2/24	2,102
Put USD vs. Call MXN	Standard Chartered Bank	USD	700,000	MXN	16.71	7/5/24	3,200
Total							$36,321
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	700,000	MXN	17.02	5/17/24	$(4,252)
Total							$(4,252)
(1)	Amount is less than (0.05)%.
Written Interest Rate Swaptions (OTC) — (0.2)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/9/34 to pay SOFR and receive 3.93%	JPMorgan Chase Bank, N.A.	USD	(950,000)	5/7/24	$ (30,293)
Option to enter into interest rate swap expiring 8/9/34 to pay SOFR and receive 4.14%	Citibank, N.A.	USD	(1,150,000)	8/7/24	(27,584)
Total					$(57,877)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	2,720,000	USD	83,528	5/29/24	$ (193)
COP	506,940,000	USD	127,242	6/20/24	1,035
COP	120,000,000	USD	30,246	6/20/24	119
EUR	67,274	USD	73,526	6/20/24	(1,588)
EUR	2,014,724	USD	2,186,415	6/20/24	(32,020)
EUR	8,940,651	USD	9,771,556	6/20/24	(211,093)
IDR	10,107,886,775	USD	641,343	6/20/24	(20,584)
IDR	17,549,829,911	USD	1,123,549	6/20/24	(45,754)
INR	33,157,083	USD	399,015	6/20/24	(2,536)
INR	66,378,900	USD	798,687	6/20/24	(4,955)
INR	92,100,000	USD	1,108,170	6/20/24	(6,875)
KRW	445,500,000	USD	320,716	6/20/24	1,470

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	1,260,757,211	USD	965,617	6/20/24	$ (53,836)
PEN	165,000	USD	44,151	6/20/24	(347)
PEN	200,000	USD	53,555	6/20/24	(459)
PEN	148,000	USD	39,753	6/20/24	(462)
PEN	185,000	USD	49,902	6/20/24	(789)
PEN	332,000	USD	89,175	6/20/24	(1,037)
PEN	800,000	USD	214,483	6/20/24	(2,100)
PEN	721,042	USD	194,555	6/20/24	(3,134)
PEN	1,190,000	USD	321,724	6/20/24	(5,805)
TWD	5,000,000	USD	156,242	6/20/24	(2,917)
TWD	11,000,000	USD	342,146	6/20/24	(4,832)
USD	215,402	COP	851,000,000	6/20/24	62
USD	124,570	COP	493,017,000	6/20/24	(185)
USD	282,721	COP	1,120,693,000	6/20/24	(862)
USD	2,480,354	EUR	2,269,442	6/20/24	53,583
USD	2,238,004	EUR	2,047,700	6/20/24	48,347
USD	2,201,964	EUR	2,014,725	6/20/24	47,569
USD	1,272,720	EUR	1,164,497	6/20/24	27,494
USD	1,766,775	EUR	1,628,037	6/20/24	25,874
USD	847,834	EUR	775,740	6/20/24	18,316
USD	842,539	EUR	770,895	6/20/24	18,201
USD	593,509	EUR	543,041	6/20/24	12,821
USD	241,839	EUR	221,274	6/20/24	5,224
USD	172,769	EUR	158,078	6/20/24	3,732
USD	14,469	EUR	13,239	6/20/24	313
USD	6,952	EUR	6,406	6/20/24	102
USD	1,002,391	IDR	15,655,338,716	6/20/24	40,944
USD	746,465	IDR	11,659,784,263	6/20/24	30,398
USD	646,883	IDR	10,103,275,267	6/20/24	26,407
USD	181,995	IDR	2,842,772,640	6/20/24	7,410
USD	149,692	IDR	2,338,029,536	6/20/24	6,106
USD	128,782	IDR	2,090,400,000	6/20/24	404
USD	295	IDR	4,611,508	6/20/24	12
USD	331,135	PEN	1,220,000	6/20/24	7,251
USD	220,666	PEN	813,000	6/20/24	4,832
USD	239,833	PEN	887,099	6/20/24	4,327
USD	36,099	PEN	133,000	6/20/24	791
USD	24,157	PEN	89,000	6/20/24	529
USD	26,041	PEN	96,322	6/20/24	470
USD	288,129	PEN	1,084,000	6/20/24	351
USD	31,365	PEN	118,000	6/20/24	38
USD	53,371	PEN	201,637	6/20/24	(159)
USD	46,820	PEN	177,000	6/20/24	(169)
USD	489,598	PEN	1,849,702	6/20/24	(1,457)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	430,113	PEN	1,626,000	6/20/24	$ (1,554)
USD	638,811	PHP	35,500,000	6/20/24	24,812
CLP	157,600,000	USD	165,767	6/21/24	(1,686)
USD	165,767	CLP	157,600,000	6/21/24	1,686
BRL	260,560	USD	51,657	7/2/24	(1,776)
BRL	274,000	USD	54,341	7/2/24	(1,887)
BRL	411,000	USD	81,477	7/2/24	(2,794)
BRL	411,000	USD	81,486	7/2/24	(2,804)
BRL	443,440	USD	87,977	7/2/24	(3,085)
BRL	700,000	USD	138,939	7/2/24	(4,930)
BRL	699,000	USD	139,010	7/2/24	(5,193)
					$ (8,827)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	47,693,372	EUR	120,438	BNP Paribas	5/2/24	$ 1,502	$ —
HUF	48,452,002	EUR	122,148	UBS AG	5/2/24	1,745	—
CZK	4,848,176	EUR	191,149	Goldman Sachs International	5/6/24	1,678	—
CZK	4,801,824	EUR	189,316	HSBC Bank USA, N.A.	5/6/24	1,667	—
EUR	383,177	CZK	9,650,000	Societe Generale	5/6/24	—	(450)
HUF	47,972,008	EUR	121,632	HSBC Bank USA, N.A.	5/13/24	860	—
HUF	89,820,102	EUR	229,221	JPMorgan Chase Bank, N.A.	5/13/24	26	—
HUF	45,930,699	EUR	116,341	UBS AG	5/13/24	947	—
ILS	1,949,897	USD	519,834	Bank of America, N.A.	5/13/24	1,541	—
ILS	1,800,103	USD	480,258	BNP Paribas	5/13/24	1,064	—
ISK	30,000,000	EUR	199,071	Citibank, N.A.	5/13/24	852	—
TRY	5,228,409	USD	155,766	Standard Chartered Bank	5/13/24	4,200	—
TRY	4,703,042	USD	140,139	Standard Chartered Bank	5/13/24	3,753	—
USD	1,016,508	ILS	3,750,000	JPMorgan Chase Bank, N.A.	5/13/24	13,811	—
USD	169,989	TRY	5,900,000	Standard Chartered Bank	5/13/24	—	(10,526)
HUF	41,771,424	EUR	106,788	UBS AG	5/15/24	—	(209)
EUR	402,147	HUF	158,435,825	JPMorgan Chase Bank, N.A.	5/17/24	—	(2,214)
HUF	169,404,238	EUR	429,987	JPMorgan Chase Bank, N.A.	5/17/24	2,367	—
USD	292,474	KRW	407,465,193	Standard Chartered Bank	5/20/24	—	(2,120)
MXN	2,609,000	USD	153,428	Bank of America, N.A.	5/21/24	—	(1,564)
MXN	563,447	USD	33,179	Goldman Sachs International	5/21/24	—	(382)
MXN	569,110	USD	33,511	Goldman Sachs International	5/21/24	—	(384)
MXN	1,981,000	USD	116,408	Goldman Sachs International	5/21/24	—	(1,098)
MXN	2,197,443	USD	129,304	Goldman Sachs International	5/21/24	—	(1,396)
MXN	2,435,000	USD	143,142	Goldman Sachs International	5/21/24	—	(1,406)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	412,687	MXN	7,025,000	Citibank, N.A.	5/21/24	$ 3,778	$ —
USD	195,767	MXN	3,330,000	JPMorgan Chase Bank, N.A.	5/21/24	1,936	—
TRY	3,818,477	USD	112,091	Standard Chartered Bank	5/22/24	3,597	—
USD	471,093	PHP	27,142,000	Societe Generale	5/23/24	1,374	—
USD	932,639	PHP	53,658,000	Standard Chartered Bank	5/23/24	4,068	—
HUF	98,971,039	EUR	250,388	Bank of America, N.A.	5/29/24	1,961	—
HUF	98,965,216	EUR	250,286	BNP Paribas	5/29/24	2,055	—
TWD	16,480,000	USD	505,884	Standard Chartered Bank	5/29/24	—	(736)
HUF	50,109,092	EUR	127,468	BNP Paribas	6/3/24	185	—
HUF	46,036,282	EUR	117,051	Citibank, N.A.	6/3/24	231	—
PLN	1,520,000	EUR	350,941	Barclays Bank PLC	6/5/24	—	(433)
CZK	9,650,000	EUR	382,717	Societe Generale	6/6/24	467	—
BRL	3,124,000	USD	623,553	Goldman Sachs International	6/13/24	—	(24,192)
USD	623,180	BRL	3,124,000	Goldman Sachs International	6/13/24	23,819	—
AUD	1,310,000	USD	858,436	BNP Paribas	6/20/24	—	(8,583)
AUD	1,000,000	USD	663,679	BNP Paribas	6/20/24	—	(14,936)
AUD	1,000,000	USD	663,399	Citibank, N.A.	6/20/24	—	(14,656)
AUD	4,932	USD	3,249	UBS AG	6/20/24	—	(49)
AUD	1,000,000	USD	657,965	UBS AG	6/20/24	—	(9,222)
CAD	82,800	USD	61,439	Bank of America, N.A.	6/20/24	—	(1,244)
CAD	309,900	USD	229,949	Bank of America, N.A.	6/20/24	—	(4,657)
CAD	97,000	USD	71,959	Goldman Sachs International	6/20/24	—	(1,442)
CAD	364,000	USD	270,033	Goldman Sachs International	6/20/24	—	(5,411)
CAD	121,000	USD	89,805	HSBC Bank USA, N.A.	6/20/24	—	(1,840)
CAD	455,000	USD	337,695	HSBC Bank USA, N.A.	6/20/24	—	(6,917)
CAD	61,000	USD	45,376	Standard Chartered Bank	6/20/24	—	(1,030)
CAD	227,000	USD	168,857	Standard Chartered Bank	6/20/24	—	(3,831)
CAD	97,200	USD	72,436	UBS AG	6/20/24	—	(1,773)
CAD	364,100	USD	271,337	UBS AG	6/20/24	—	(6,642)
CNH	1,430,000	USD	196,904	Standard Chartered Bank	6/20/24	655	—
CZK	800,000	EUR	31,396	JPMorgan Chase Bank, N.A.	6/20/24	377	—
CZK	4,771,861	EUR	188,163	UBS AG	6/20/24	1,296	—
EUR	1,809,417	CZK	46,087,667	HSBC Bank USA, N.A.	6/20/24	—	(20,976)
GBP	1,240,000	USD	1,581,862	State Street Bank and Trust Company	6/20/24	—	(32,025)
JPY	38,670,000	USD	262,073	Citibank, N.A.	6/20/24	—	(15,059)
JPY	640,849,895	USD	4,343,139	Citibank, N.A.	6/20/24	—	(249,554)
MXN	943,000	USD	55,048	Bank of America, N.A.	6/20/24	—	(419)
MXN	15,364	USD	905	Goldman Sachs International	6/20/24	—	(15)
MXN	1,054,000	USD	61,796	Goldman Sachs International	6/20/24	—	(738)
MXN	847,300	USD	49,898	Goldman Sachs International	6/20/24	—	(814)
MXN	5,821,000	USD	342,805	Goldman Sachs International	6/20/24	—	(5,594)
MXN	427,000	USD	25,185	Societe Generale	6/20/24	—	(448)
MXN	6,900	USD	404	Standard Chartered Bank	6/20/24	—	(4)
MXN	647,700	USD	37,912	Standard Chartered Bank	6/20/24	—	(390)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	600,000	USD	35,323	Standard Chartered Bank	6/20/24	$ —	$ (565)
MXN	4,753,000	USD	278,205	Standard Chartered Bank	6/20/24	—	(2,863)
MXN	4,800,000	USD	282,581	Standard Chartered Bank	6/20/24	—	(4,517)
MXN	10,000	USD	583	State Street Bank and Trust Company	6/20/24	—	(3)
MXN	96,771	USD	5,668	State Street Bank and Trust Company	6/20/24	—	(62)
MXN	116,943	USD	6,849	State Street Bank and Trust Company	6/20/24	—	(75)
MXN	923,000	USD	53,565	State Street Bank and Trust Company	6/20/24	—	(95)
MXN	985,000	USD	57,405	State Street Bank and Trust Company	6/20/24	—	(344)
MXN	978,000	USD	57,511	State Street Bank and Trust Company	6/20/24	—	(856)
MXN	7,226,000	USD	421,128	State Street Bank and Trust Company	6/20/24	—	(2,524)
NZD	123,149	USD	76,137	BNP Paribas	6/20/24	—	(3,572)
NZD	630,000	USD	377,639	BNP Paribas	6/20/24	—	(6,413)
NZD	870,000	USD	519,905	BNP Paribas	6/20/24	—	(7,260)
NZD	670,000	USD	401,904	JPMorgan Chase Bank, N.A.	6/20/24	—	(7,108)
PLN	1,954,954	EUR	446,377	Barclays Bank PLC	6/20/24	4,368	—
PLN	151,618	EUR	35,220	Citibank, N.A.	6/20/24	—	(304)
PLN	151,580	EUR	35,224	Goldman Sachs International	6/20/24	—	(318)
SEK	3,887,000	EUR	346,890	UBS AG	6/20/24	—	(17,461)
SGD	505,000	USD	380,500	Goldman Sachs International	6/20/24	—	(9,717)
SGD	1,000,000	USD	750,262	Goldman Sachs International	6/20/24	—	(16,038)
SGD	1,000,000	USD	750,599	Goldman Sachs International	6/20/24	—	(16,374)
TRY	6,998,660	USD	196,593	Standard Chartered Bank	6/20/24	9,027	—
TRY	10,212,000	USD	300,161	Standard Chartered Bank	6/20/24	—	(134)
TWD	7,000,000	USD	218,723	Standard Chartered Bank	6/20/24	—	(4,068)
TWD	9,000,000	USD	281,286	Standard Chartered Bank	6/20/24	—	(5,301)
USD	412,307	AUD	627,000	BNP Paribas	6/20/24	5,545	—
USD	508,899	AUD	780,000	HSBC Bank USA, N.A.	6/20/24	2,880	—
USD	416,462	AUD	633,000	Standard Chartered Bank	6/20/24	5,808	—
USD	279,359	CNH	2,000,000	BNP Paribas	6/20/24	3,053	—
USD	139,679	CNH	1,000,000	BNP Paribas	6/20/24	1,527	—
USD	840,342	CNH	6,000,000	Citibank, N.A.	6/20/24	11,426	—
USD	809,571	CNH	5,780,000	Goldman Sachs International	6/20/24	11,049	—
USD	514,563	CNH	3,672,700	Goldman Sachs International	6/20/24	7,169	—
USD	279,330	CNH	2,000,000	HSBC Bank USA, N.A.	6/20/24	3,025	—
USD	139,665	CNH	1,000,000	HSBC Bank USA, N.A.	6/20/24	1,513	—
USD	139,665	CNH	1,000,000	HSBC Bank USA, N.A.	6/20/24	1,513	—
USD	558,943	CNH	4,000,000	JPMorgan Chase Bank, N.A.	6/20/24	6,332	—
USD	139,736	CNH	1,000,000	JPMorgan Chase Bank, N.A.	6/20/24	1,583	—
USD	1,331,633	CNH	9,529,100	UBS AG	6/20/24	15,162	—
USD	370,771	CNH	2,653,216	UBS AG	6/20/24	4,222	—
USD	51,845	CNH	371,000	UBS AG	6/20/24	590	—
USD	123,853	MXN	2,060,000	Goldman Sachs International	6/20/24	4,517	—
USD	248,640	MXN	4,222,039	Goldman Sachs International	6/20/24	4,057	—
USD	240,145	MXN	4,000,000	Standard Chartered Bank	6/20/24	8,424	—

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	339,158	MYR	1,580,000	Barclays Bank PLC	6/20/24	$ 8,592	$ —
USD	852,667	NZD	1,379,162	BNP Paribas	6/20/24	39,999	—
USD	197,840	NZD	320,000	BNP Paribas	6/20/24	9,281	—
USD	428,991	NZD	714,687	Citibank, N.A.	6/20/24	7,863	—
USD	369,311	NZD	615,313	Citibank, N.A.	6/20/24	6,739	—
USD	1,232,932	NZD	2,000,000	HSBC Bank USA, N.A.	6/20/24	54,435	—
USD	57,569	NZD	96,000	Standard Chartered Bank	6/20/24	1,001	—
USD	993,606	THB	35,040,000	Standard Chartered Bank	6/20/24	44,543	—
USD	729,312	ZAR	13,885,340	Barclays Bank PLC	6/20/24	—	(5,583)
USD	347,820	ZAR	6,618,194	BNP Paribas	6/20/24	—	(2,454)
USD	345,377	ZAR	6,571,132	HSBC Bank USA, N.A.	6/20/24	—	(2,407)
USD	1,890,664	ZAR	35,500,000	JPMorgan Chase Bank, N.A.	6/20/24	11,792	—
USD	35,467	ZAR	666,552	UBS AG	6/20/24	189	—
USD	680,406	ZAR	12,925,334	UBS AG	6/20/24	—	(3,680)
TRY	1,020,467	USD	30,191	Standard Chartered Bank	6/21/24	—	(241)
USD	29,065	TRY	1,020,467	Standard Chartered Bank	6/21/24	—	(885)
ILS	3,750,000	USD	1,004,527	Barclays Bank PLC	7/10/24	821	—
USD	1,022,839	ILS	3,750,000	Citibank, N.A.	7/10/24	17,491	—
PLN	2,507,308	EUR	574,382	Citibank, N.A.	7/19/24	2,566	—
PLN	1,662,856	EUR	379,986	UBS AG	7/19/24	2,715	—
TRY	1,633,974	USD	44,916	Standard Chartered Bank	9/20/24	—	(1,558)
TRY	1,633,974	USD	44,931	Standard Chartered Bank	9/20/24	—	(1,574)
TRY	4,078,000	USD	111,209	Standard Chartered Bank	9/20/24	—	(3,000)
TRY	5,059,000	USD	138,127	Standard Chartered Bank	9/20/24	—	(3,887)
USD	131,770	TRY	5,059,000	Standard Chartered Bank	9/20/24	—	(2,470)
TRY	7,751,584	USD	196,591	Standard Chartered Bank	9/23/24	8,401	—
TRY	7,256,976	USD	185,318	Standard Chartered Bank	9/23/24	6,595	—
TRY	1,375,000	USD	37,027	Standard Chartered Bank	9/23/24	—	(665)
USD	35,860	TRY	1,375,000	Standard Chartered Bank	9/23/24	—	(502)
TRY	7,598,673	USD	188,267	Standard Chartered Bank	10/17/24	7,396	—
TRY	7,593,543	USD	188,240	Standard Chartered Bank	10/17/24	7,291	—
PLN	1,774,882	EUR	403,933	Bank of America, N.A.	10/21/24	2,166	—
USD	296,058	HKD	2,300,000	BNP Paribas	12/9/24	507	—
USD	823,903	HKD	6,400,000	Deutsche Bank AG	12/9/24	1,500	—
TRY	17,570,092	USD	451,387	Standard Chartered Bank	12/16/24	—	(26,221)
USD	174,010	TRY	7,700,000	Standard Chartered Bank	12/16/24	—	(12,317)
TRY	8,197,382	USD	193,908	Standard Chartered Bank	1/6/25	402	—
TRY	7,050,000	USD	164,146	Standard Chartered Bank	1/15/25	1,516	—
TRY	10,356,125	USD	236,017	Standard Chartered Bank	1/29/25	4,091	—
TRY	6,375,000	USD	146,786	Standard Chartered Bank	1/29/25	1,020	—
TRY	5,436,380	USD	125,611	Standard Chartered Bank	2/10/25	—	(894)
EGP	80,175,000	USD	1,500,000	Bank of America, N.A.	4/3/25	3,082	—

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	74,325,000	USD	1,384,078	ICBC Standard Bank plc	4/15/25	$ 3,035	$ —
						$449,631	$(629,689)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	87	Long	6/28/24	$ 9,112,570	$ (171,240)
Euro-Bobl	(1)	Short	6/6/24	(124,254)	1,654
Euro-BTP	(10)	Short	6/6/24	(1,248,518)	27,321
Euro-Bund	(4)	Short	6/6/24	(555,286)	5,293
Japan 10-Year Bond	(1)	Short	6/13/24	(916,210)	6,594
U.S. 10-Year Treasury Note	(6)	Short	6/18/24	(644,625)	1,594
U.S. Ultra-Long Treasury Bond	(1)	Short	6/18/24	(119,563)	7,383
					$ (121,401)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 37,759
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	37,759
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	25,147
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	37,638
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(30,343)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(45,515)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(45,628)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	$ (47,838)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	1,926
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	2,744
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(54,572)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(19,164)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	32,168
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	15,936
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	23,246
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	5,601
							$ (23,136)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-month AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ (515)	$ —	$ (515)
BRL	4,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	(948)	—	(948)
BRL	5,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(248)	—	(248)
BRL	8,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	1,253	—	1,253
BRL	2,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	683	—	683
BRL	1,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	453	—	453
BRL	15,720	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(32,535)	—	(32,535)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	17,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	$ (34,870)	$ —	$ (34,870)
CLP	444,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.53% (pays semi-annually)	3/20/29	16,087	—	16,087
CLP	756,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	16,406	226	16,632
CLP	253,920	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	6,692	—	6,692
CLP	284,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	9,354	—	9,354
CLP	194,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	6,312	—	6,312
CLP	94,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	2,188	—	2,188
CLP	232,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	5,121	—	5,121
CLP	126,628	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	2,693	—	2,693
CLP	233,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	4,768	—	4,768
CLP	116,372	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	2,101	—	2,101
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	4,360	—	4,360
CNY	8,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	8,885	—	8,885
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	4,478	—	4,478
CNY	2,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	2,683	—	2,683
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	7,993	—	7,993
CNY	6,700	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.20% (pays quarterly)	6/19/29	(2,257)	—	(2,257)
COP	1,317,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/20/29	(1,663)	—	(1,663)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	15,300	Receives	6-month CZK PRIBOR (pays semi-annually)	3.53% (pays annually)	3/20/29	$ 21,112	$ —	$ 21,112
CZK	3,829	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(422)	—	(422)
CZK	7,658	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(459)	—	(459)
CZK	11,513	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(389)	—	(389)
CZK	11,170	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	(8,504)	—	(8,504)
CZK	9,530	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	(5,988)	—	(5,988)
CZK	4,500	Pays	6-month CZK PRIBOR (pays semi-annually)	3.37% (pays annually)	3/20/34	(13,568)	—	(13,568)
CZK	16,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.08% (pays annually)	6/19/34	(5,240)	—	(5,240)
CZK	11,550	Pays	6-month CZK PRIBOR (pays semi-annually)	4.20% (pays annually)	6/19/34	1,060	—	1,060
CZK	4,950	Pays	6-month CZK PRIBOR (pays semi-annually)	4.27% (pays annually)	6/19/34	1,700	—	1,700
EUR	4,100	Pays	6-month EURIBOR (pays semi-annually)	3.60% (pays annually)	6/21/25	70,640	—	70,640
EUR	1,695	Pays	6-month EURIBOR (pays semi-annually)	3.14% (pays annually)	9/20/28	34,511	—	34,511
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	9/20/28	48,564	—	48,564
EUR	500	Pays	6-month EURIBOR (pays semi-annually)	2.96% (pays annually)	9/20/43	20,075	—	20,075
EUR	625	Pays	6-month EURIBOR (pays semi-annually)	3.00% (pays annually)	9/20/43	29,459	—	29,459
GBP	101	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	742	—	742
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(2,862)	—	(2,862)
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(2,557)	—	(2,557)
GBP	199	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	283	—	283
GBP	100	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	1,239	—	1,239
GBP	1,853	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(46,880)	—	(46,880)
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	361	—	361
HUF	87,361	Pays	6-month HUF BUBOR (pays semi-annually)	6.92% (pays annually)	6/19/29	294	—	294

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	55,937	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	$ 282	$ —	$ 282
HUF	84,219	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	471	—	471
HUF	139,370	Pays	6-month HUF BUBOR (pays semi-annually)	6.74% (pays annually)	6/19/34	(7,084)	—	(7,084)
HUF	27,680	Pays	6-month HUF BUBOR (pays semi-annually)	6.76% (pays annually)	6/19/34	(1,309)	—	(1,309)
HUF	373,950	Pays	6-month HUF BUBOR (pays semi-annually)	6.78% (pays annually)	6/19/34	(16,234)	—	(16,234)
HUF	119,229	Pays	6-month HUF BUBOR (pays semi-annually)	6.99% (pays annually)	6/19/34	(478)	—	(478)
HUF	246,254	Pays	6-month HUF BUBOR (pays semi-annually)	7.03% (pays annually)	6/19/34	1,119	—	1,119
ILS	2,700	Receives	3-month ILS TELBOR (pays quarterly)	4.09% (pays annually)	6/19/29	9,758	—	9,758
INR	83,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(1,250)	—	(1,250)
INR	83,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(907)	—	(907)
INR	41,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(313)	—	(313)
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(121)	—	(121)
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	36	—	36
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	81	—	81
INR	30,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	91	—	91
INR	41,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	366	—	366
INR	41,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	528	—	528
INR	34,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.14% (pays semi-annually)	3/20/29	(7,933)	—	(7,933)
INR	191,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(35,839)	—	(35,839)
INR	61,900	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.54% (pays semi-annually)	6/19/29	1,665	—	1,665
JPY	129,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	2,292	—	2,292
JPY	89,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	1,041	—	1,041
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	13,675	—	13,675
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	15,384	—	15,384

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	$ (680)	$ —	$ (680)
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	30	—	30
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	29	—	29
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	26	—	26
JPY	87,200	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	1,628	—	1,628
JPY	42,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.91% (pays annually)	6/19/34	1,649	—	1,649
JPY	34,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	6,047	—	6,047
KRW	446,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/19/29	1,697	—	1,697
KRW	554,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.42% (pays quarterly)	6/19/29	1,923	—	1,923
MXN	51,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(3,979)	—	(3,979)
MXN	141,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(14,096)	—	(14,096)
MXN	124,570	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(16,053)	—	(16,053)
MXN	9,470	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	3/28/29	16,842	—	16,842
MXN	9,770	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	(32,100)	—	(32,100)
MXN	9,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(28,766)	—	(28,766)
MXN	5,820	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(25,222)	—	(25,222)
MXN	6,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(24,804)	—	(24,804)
PLN	2,000	Receives	6-month PLN WIBOR (pays semi-annually)	4.79% (pays annually)	3/20/29	10,705	—	10,705

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	14,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.59% (pays semi-annually)	6/19/29	$ 826	$ —	$ 826
THB	7,260	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	244	—	244
THB	9,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	268	—	268
TWD	7,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	6,652	—	6,652
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	8,679	—	8,679
TWD	10,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	8,109	—	8,109
TWD	23,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	18,669	—	18,669
TWD	8,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	6,068	—	6,068
TWD	32,700	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	24,322	—	24,322
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	7,217	—	7,217
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	7,144	—	7,144
TWD	24,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	9,020	—	9,020
TWD	5,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(538)	—	(538)
USD	850	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(26,364)	—	(26,364)
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(32,519)	—	(32,519)
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(101,421)	—	(101,421)
USD	160	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(13,296)	—	(13,296)
USD	220	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(7,146)	—	(7,146)
USD	310	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(9,815)	—	(9,815)
USD	300	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(9,363)	—	(9,363)
USD	270	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(8,368)	—	(8,368)
USD	1,265	Pays	SOFR (pays annually)	3.80% (pays annually)	11/28/33	(65,583)	—	(65,583)
Total						$(134,353)	$ 226	$ (134,127)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ 6,785
Goldman Sachs International	MYR	4,700	Receives	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	6/19/29	4,353
JPMorgan Chase Bank, N.A.	MYR	2,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	3,497
JPMorgan Chase Bank, N.A.	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	3,198
Nomura International PLC	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	7,561
Standard Chartered Bank	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	3,392
Total							$28,786
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$ 300	1.00% (pays quarterly)(1)	0.49%	6/20/24	$ 564	$ (123)	$ 441
Total		$300				$564	$(123)	$441
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $300,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	911	5.35% on PEN 3,351,456 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/10/24	$ (58,688)
						$(58,688)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 140,904,680 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	1/13/33	$ 5,918
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	4/8/32	(9,883)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/11/32	(26,885)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	4/20/32	(3,638)
				$(34,488)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel

INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

UAH	– Ukrainian Hryvnia
USD	– United States Dollar

UYU	– Uruguayan Peso
ZAR	– South African Rand

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $33,662,836)	$ 32,773,729
Affiliated investments, at value (identified cost $3,109,163)	3,109,163
Deposits for derivatives collateral:
Centrally cleared derivatives	1,179,750
Foreign currency, at value (identified cost $455,638)	462,480
Interest and dividends receivable	520,484
Dividends receivable from affiliated investments	12,428
Receivable for investments sold	10,267
Receivable for open forward foreign currency exchange contracts	449,631
Receivable for open swap contracts	35,145
Upfront payments on open non-centrally cleared swap contracts	123
Receivable for closed swap contracts	5,493
Receivable from affiliates	17,943
Trustees' deferred compensation plan	41,554
Total assets	$38,618,190
Liabilities
Written options and swaptions outstanding, at value (premiums received $42,055)	$ 62,129
Payable for when-issued securities/forward purchase commitments	2,675,524
Payable for securities sold short, at value (proceeds $1,115,274)	1,042,123
Payable for variation margin on open futures contracts	21,200
Payable for variation margin on open centrally cleared derivatives	1,274,257
Payable for open forward foreign currency exchange contracts	629,689
Payable for open swap contracts	99,094
Payable for closed swap contracts	9,002
Due to custodian	469,762
Payable to affiliates:
Investment adviser fee	13,053
Trustees' fees	246
Trustees' deferred compensation plan	41,554
Interest payable on securities sold short	75,795
Accrued foreign capital gains taxes	166
Accrued expenses	122,198
Total liabilities	$ 6,535,792
Net Assets applicable to investors' interest in Portfolio	$32,082,398

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 41,501
Interest income (net of foreign taxes withheld of $5,734)	1,105,695
Total investment income	$ 1,147,196
Expenses
Investment adviser fee	$ 88,432
Trustees’ fees and expenses	1,431
Custodian fee	77,248
Legal and accounting services	45,306
Interest expense and fees	21,776
Interest expense on securities sold short	46,664
Miscellaneous	1,235
Total expenses	$ 282,092
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 90,982
Total expense reductions	$ 90,982
Net expenses	$ 191,110
Net investment income	$ 956,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $9,009)	$ (794,001)
Written options and swaptions	7,933
Securities sold short	(53,627)
Futures contracts	(161,701)
Swap contracts	(244,082)
Foreign currency transactions	(14,664)
Forward foreign currency exchange contracts	(334,868)
Net realized loss	$(1,595,010)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $10)	$ 1,564,226
Written options and swaptions	40,422
Securities sold short	58,514
Futures contracts	37,447
Swap contracts	430,373
Foreign currency	11,554
Forward foreign currency exchange contracts	4,227
Net change in unrealized appreciation (depreciation)	$ 2,146,763
Net realized and unrealized gain	$ 551,753
Net increase in net assets from operations	$ 1,507,839

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 956,086	$ 1,782,189
Net realized loss	(1,595,010)	(3,196,761)
Net change in unrealized appreciation (depreciation)	2,146,763	3,004,838
Net increase in net assets from operations	$ 1,507,839	$ 1,590,266
Capital transactions:
Contributions	$ 2,223,868	$ 17,066,116
Withdrawals	(7,677,594)	(11,182,963)
Net increase (decrease) in net assets from capital transactions	$ (5,453,726)	$ 5,883,153
Net increase (decrease) in net assets	$ (3,945,887)	$ 7,473,419
Net Assets
At beginning of period	$ 36,028,285	$ 28,554,866
At end of period	$32,082,398	$ 36,028,285

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	1.08% (1)(2)(3)(4)	0.72% (2)(3)(4)	0.72% (2)(3)(4)	0.71% (3)(4)	0.71% (3)(4)	0.81% (3)(4)
Net investment income	5.42% (1)	4.66%	3.13%	1.86%	2.48%	3.73%
Portfolio Turnover	119% (5)(6)	230% (6)	159% (6)	102% (6)	88% (6)	92%
Total Return	3.44% (4)(5)	6.86% (4)	(18.54)% (4)	(0.08)% (4)	6.04% (4)	5.92% (4)
Net assets, end of period (000’s omitted)	$32,082	$36,028	$28,555	$58,102	$57,167	$84,644
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.38%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020 and 2019.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.52%, 0.56%, 0.40%, 0.19%, 0.16% and 0.09% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Global Sovereign Opportunities Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

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April 30, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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Notes to Financial Statements (Unaudited) — continued

K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates,

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April 30, 2024
Notes to Financial Statements (Unaudited) — continued

possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $88,432 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $89,760 of the Portfolio’s operating expenses for the six months ended April 30, 2024.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $1,222 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 14,259,825	$ 15,740,443
U.S. Government and Agency Securities	16,049,496	16,086,046
	$30,309,321	$31,826,489
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$34,567,250
Gross unrealized appreciation	$ 380,496
Gross unrealized depreciation	(700,604)
Net unrealized depreciation	$ (320,108)

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Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $790,912. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,130,452 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

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Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 36,321	$ —	$ 36,321
Not applicable	—	421,030*	786,896*	1,207,926
Receivable for open forward foreign currency exchange contracts	—	449,631	—	449,631
Receivable for open swap contracts; Upfront payments on open non-centrally cleared swap contracts	564	—	34,704	35,268
Total Asset Derivatives	$ 564	$ 906,982	$ 821,600	$ 1,729,146
Derivatives not subject to master netting or similar agreements	$ —	$ 421,030	$ 786,896	$ 1,207,926
Total Asset Derivatives subject to master netting or similar agreements	$ 564	$ 485,952	$ 34,704	$ 521,220
Written options and swaptions outstanding, at value	$ —	$ (4,252)	$ (57,877)	$ (62,129)
Not applicable	—	(429,857)*	(1,065,786)*	(1,495,643)
Payable for open forward foreign currency exchange contracts	—	(629,689)	—	(629,689)
Payable for open swap contracts	—	—	(99,094)	(99,094)
Total Liability Derivatives	$ —	$(1,063,798)	$(1,222,757)	$(2,286,555)
Derivatives not subject to master netting or similar agreements	$ —	$ (429,857)	$(1,065,786)	$(1,495,643)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (633,941)	$ (156,971)	$ (790,912)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 8,750	$ (7,884)	$ —	$ —	$ 866
Barclays Bank PLC	19,699	(19,699)	—	—	—
BNP Paribas	64,718	(43,218)	—	—	21,500
Citibank, N.A.	61,983	(61,983)	—	—	—
Deutsche Bank AG	1,500	—	—	—	1,500
Goldman Sachs International	59,600	(59,600)	—	—	—
HSBC Bank USA, N.A.	65,893	(32,140)	—	—	33,753
ICBC Standard Bank plc	3,035	—	—	—	3,035
JPMorgan Chase Bank, N.A.	64,897	(39,615)	(25,282)	—	—
Nomura International PLC	7,561	—	—	—	7,561
Societe Generale	1,841	(898)	—	—	943

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$ 134,877	$ (94,551)	$ —	$ —	$ 40,326
UBS AG	26,866	(26,866)	—	—	—
	$521,220	$(386,454)	$(25,282)	$ —	$109,484

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (7,884)	$ 7,884	$ —	$ —	$ —
Barclays Bank PLC	(64,704)	19,699	45,005	—	—
BNP Paribas	(43,218)	43,218	—	—	—
Citibank, N.A.	(307,157)	61,983	245,174	—	—
Goldman Sachs International	(125,725)	59,600	—	—	(66,125)
HSBC Bank USA, N.A.	(32,140)	32,140	—	—	—
JPMorgan Chase Bank, N.A.	(39,615)	39,615	—	—	—
Societe Generale	(898)	898	—	—	—
Standard Chartered Bank	(94,551)	94,551	—	—	—
State Street Bank and Trust Company	(35,984)	—	—	—	(35,984)
UBS AG	(39,036)	26,866	—	—	(12,170)
	$(790,912)	$386,454	$290,179	$ —	$(114,279)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ (5,884)	$ —	$ (5,884)
Written options and swaptions	—	—	7,933	7,933
Futures contracts	—	—	(161,701)	(161,701)
Swap contracts	1,070	—	(245,152)	(244,082)
Forward foreign currency exchange contracts	—	(334,868)	—	(334,868)
Total	$1,070	$(340,752)	$(398,920)	$(738,602)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (69,710)	$ —	$ (69,710)
Written options and swaptions	—	17,133	23,289	40,422
Futures contracts	—	—	37,447	37,447
Swap contracts	56	—	430,317	430,373
Forward foreign currency exchange contracts	—	4,227	—	4,227
Total	$ 56	$ (48,350)	$ 491,053	$ 442,759
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Written Options and Swaptions	Swap Contracts
$9,054,000	$10,008,000	$75,356,000	$1,155,000	$82,588,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $2,554,000 and $100,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $576,000 and 5.65%, respectively.

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio's assets to the extent of any overdraft. At April 30, 2024, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $469,762. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2024. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. The Portfolio’s average overdraft advances during the six months ended April 30, 2024 were not significant.
9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,109,163, which represents 9.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$803,076	$23,078,322	$(20,772,235)	$ —	$ —	$3,109,163	$41,501	3,109,163
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 2,815,970	$ —	$ 2,815,970
Foreign Corporate Bonds	—	275,472	—	275,472
Sovereign Government Bonds	—	17,025,082	—	17,025,082
U.S. Government Agency Mortgage-Backed Securities	—	3,576,354	—	3,576,354
U.S. Treasury Obligations	—	305,971	—	305,971
Short-Term Investments:
Affiliated Fund	3,109,163	—	—	3,109,163
Repurchase Agreements	—	1,157,803	—	1,157,803
U.S. Treasury Obligations	—	7,580,756	—	7,580,756
Purchased Currency Options	—	36,321	—	36,321
Total Investments	$ 3,109,163	$ 32,773,729	$ —	$ 35,882,892

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 870,661	$ —	$ 870,661
Futures Contracts	49,839	—	—	49,839
Swap Contracts	—	772,325	—	772,325
Total	$ 3,159,002	$ 34,416,715	$ —	$ 37,575,717
Liability Description
Securities Sold Short	$ —	$ (1,042,123)	$ —	$ (1,042,123)
Written Currency Options	—	(4,252)	—	(4,252)
Written Interest Rate Swaptions	—	(57,877)	—	(57,877)
Forward Foreign Currency Exchange Contracts	—	(1,059,546)	—	(1,059,546)
Futures Contracts	(171,240)	—	—	(171,240)
Swap Contracts	—	(993,640)	—	(993,640)
Total	$ (171,240)	$ (3,157,438)	$ —	$ (3,328,678)
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Global Sovereign Opportunities Fund and International Income Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Sovereign Opportunities Fund and International Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of International Income Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Global Sovereign Opportunities Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024